Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$724,283.44

Principal:
Principal Collections	$10,221,759.14
Prepayments in Full	$5,741,257.82
Liquidation Proceeds	$101,029.79
Recoveries	$5,214.41
Sub Total	$16,069,261.16
Collections:	$16,793,544.60

Purchase Amounts:
Purchase Amounts Related to Principal	$130,086.76
Purchase Amounts Related to Interest	$515.11
Sub Total	$130,601.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,924,146.47

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	26
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,924,146.47
Servicing Fee	$249,872.47	$249,872.47	$0.00	$0.00	$16,674,274.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,674,274.00
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,674,274.00
Interest - Class A-3 Notes	$127,627.61	$127,627.61	$0.00	$0.00	$16,546,646.39
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$16,467,108.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,467,108.89
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$16,423,939.31
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,423,939.31
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$16,374,962.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,374,962.98
Regular Principal Payment	$15,016,078.77	$15,016,078.77	$0.00	$0.00	$1,358,884.21
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,358,884.21
Residual Released to Depositor	$0.00	$1,358,884.21	$0.00	$0.00	$0.00
Total		$16,924,146.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,016,078.77
Total					$15,016,078.77
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,016,078.77	$47.75	$127,627.61	$0.41	$15,143,706.38	$48.16
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$15,016,078.77	$17.84	$299,311.02	$0.36	$15,315,389.79	$18.20

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$147,262,626.14	0.4682436	$132,246,547.37	0.4204978
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$260,072,626.14	0.3089446	$245,056,547.37	0.2911067

Pool Information
Weighted Average APR	2.848%	2.848%
Weighted Average Remaining Term	34.36	33.53
Number of Receivables Outstanding	17,048	16,577
Pool Balance	$299,846,967.10	$283,539,070.14
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$276,909,035.52	$261,892,956.75
Pool Factor	0.3279906	0.3101520

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$21,646,113.39
Targeted Overcollateralization Amount	$38,482,522.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,482,522.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	26

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	30	$113,763.45
(Recoveries)	28	$5,214.41
Net Loss for Current Collection Period		$108,549.04
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.4344%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4155%
Second Prior Collection Period			-0.1876%
Prior Collection Period			0.3453%
Current Collection Period			0.4466%
Four Month Average (Current and Prior Three Collection Periods)			0.2549%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1271	$2,908,899.78
(Cumulative Recoveries)			$806,006.98
Cumulative Net Loss for All Collection Periods			$2,102,892.80
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2300%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,288.67
Average Net Loss for Receivables that have experienced a Realized Loss			$1,654.52

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.03%	138	$2,907,514.56
61-90 Days Delinquent	0.18%	26	$512,812.83
91-120 Days Delinquent	0.01%	1	$17,877.23
Over 120 Days Delinquent	0.04%	2	$122,769.17
Total Delinquent Receivables	1.26%	167	$3,560,973.79
Repossession Inventory:
Repossessed in the Current Collection Period		4	$114,688.13
Total Repossessed Inventory		7	$187,749.28

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.1201%
Prior Collection Period		0.1408%
Current Collection Period		0.1749%
Three Month Average		0.1453%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.2305%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	26

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	38	$763,848.79
2 Months Extended	43	$970,840.46
3+ Months Extended	4	$135,509.18

Total Receivables Extended	85	$1,870,198.43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer